Equity - Shares and Dividend Declaration (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 10, 2025 USD ($)	Jun. 30, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares shares
Equity [Abstract]
Common shares, shares authorized (in shares)						410,000,000	410,000,000
Preference shares, shares authorized (in shares)						450,000,000	450,000,000
Financing preference shares, shares authorized (in shares)						40,000,000	40,000,000
Common shares, par value (in EUR per share) | € / shares						€ 0.01	€ 0.01
Preference shares - shares issued (in shares)						0	0
Financing preference shares - shares issued (in shares)						0	0
Dividend declared (in usd per share) | $ / shares		$ 0.25	$ 0.25
Cash dividend payment | $	$ 54,200		$ 54,243	$ 0	$ 0